Note 19 - Condensed financial information of the parent company: Condensed Statement of Comprehensive Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OTHER (EXPENSE) INCOME
General and administrative expenses	$ 5,482,336	$ 4,594,438	$ 4,397,603
Other income, net	268,404	220,477	336,576
Total other income, net	202,650	362,465	194,967
Net (loss) income attributable to Tungray Technologies Inc	(13,416)	(480,019)	856,536
Comprehensive income (loss)	825,848	(1,306,848)	870,760
Parent Company
OTHER (EXPENSE) INCOME
General and administrative expenses	(1,012,303)	(202,301)	0
Other income, net	44,433	22,630	0
Equity (loss) income of subsidiaries	954,454	(300,348)	856,536
Total other income, net	(13,416)	(480,019)	856,536
Net (loss) income attributable to Tungray Technologies Inc	(13,416)	(480,019)	856,536
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	990,167	(727,743)	114,302
Comprehensive income (loss)	$ 976,751	$ (1,207,762)	$ 970,838